Other Intangible Assets, net - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 1,602.8	€ 1,560.8
Finite-lived Intangible Assets Acquired	115.8	42.0
Disposals	(0.2)	0.0
Effect of changes in exchange rates	2.1	0.0
Cost, Ending Balance	1,720.5	1,602.8	€ 1,560.8
Accumulated amortization, Beginning Balance	498.8	394.8
Amortization	115.4	103.7	105.5
Impairment of Intangible Assets (Excluding Goodwill)	0.0	0.0	0.1
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	(0.2)	0.0
Accumulated amortization, Ending Balance	616.1	498.8	394.8
Carrying amount	1,104.4	1,104.0
Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	2.1	0.3
Brands [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	39.2	38.2
Finite-lived Intangible Assets Acquired	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	(0.3)	1.0
Cost, Ending Balance	38.9	39.2	38.2
Accumulated amortization, Beginning Balance	7.4	4.8
Amortization	1.9	1.9
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	9.2	7.4	4.8
Carrying amount	29.7	31.8
Brands [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	(0.1)	0.7
Intellectual Property [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	68.9	61.9
Finite-lived Intangible Assets Acquired	73.7	5.0
Disposals	0.0	0.0
Effect of changes in exchange rates	(0.2)	2.0
Cost, Ending Balance	142.4	68.9	61.9
Accumulated amortization, Beginning Balance	62.8	60.0
Amortization	7.8	1.2
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	70.6	62.8	60.0
Carrying amount	71.8	6.1
Intellectual Property [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	1.6
Developed Technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	1,199.9	1,199.9
Finite-lived Intangible Assets Acquired	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.2	0.0
Cost, Ending Balance	1,200.1	1,199.9	1,199.9
Accumulated amortization, Beginning Balance	346.5	264.2
Amortization	82.0	82.1
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	428.6	346.5	264.2
Carrying amount	771.5	853.4
Developed Technology [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.1	0.2
Customer Relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	228.6	228.6
Finite-lived Intangible Assets Acquired	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, Ending Balance	228.6	228.6	228.6
Accumulated amortization, Beginning Balance	70.5	57.8
Amortization	12.7	12.7
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0	0.0
Accumulated amortization, Ending Balance	83.2	70.5	57.8
Carrying amount	145.4	158.1
Customer Relationships [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	0.0
Other [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	66.2	32.2
Finite-lived Intangible Assets Acquired	42.1	37.0
Disposals	(0.2)	0.0
Effect of changes in exchange rates	2.4	(3.0)
Cost, Ending Balance	110.5	66.2	32.2
Accumulated amortization, Beginning Balance	11.6	8.0
Amortization	11.0	5.8
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	(0.2)	0.0
Accumulated amortization, Ending Balance	24.5	11.6	€ 8.0
Carrying amount	86.0	54.6
Other [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ 2.1	€ (2.2)